Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share for the years ended December 31, 2021, 2020 and 2019:

(in thousands, except per share data)	2021	2020	2019
Net income (loss)	$512,599	$359,188	($41,455)

Weighted average number of common shares used to compute basic net income per common share	227,983	228,427	226,777
Dilutive effect of stock options and restrictive stock units	3,403	3,350	—
Dilutive effect of outstanding warrants	648	2,437	—
Weighted average number of common shares used to compute diluted net income per common share	232,034	234,214	226,777
Outstanding options and awards having no dilutive effect, not included in above calculation	8	11	107
Outstanding warrants having no dilutive effect, not included in above calculation	19,912	26,438	32,938

Basic earnings (loss) per common share	$2.25	$1.57	($0.18)
Diluted earnings (loss) per common share	$2.21	$1.53	($0.18)